Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
October 31, 2025
SUQ-NPRT3-1225
1.9908963.102
Common Stocks - 98.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	1,121	26,086
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	324	83,095
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	26	6,606
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	1,382	22,264
Financial Services - 0.0%
StoneCo Ltd Class A (a)	675	12,832
TOTAL FINANCIALS		35,096

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	165	15,926
TOTAL BRAZIL		51,022
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	263	10,796
CANADA - 1.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	517	36,113
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	421	21,396
Energy - 0.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	459	3,145
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp	226	23,097
Imperial Oil Ltd	944	83,493
Imperial Oil Ltd (United States)	187	16,495
Parex Resources Inc	938	11,998
		135,083
TOTAL ENERGY		138,228

Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	225	12,164
TMX Group Ltd	375	13,831
		25,995
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	547	22,930
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (a)	211	29,482
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	297	102,311
IT Services - 0.2%
Shopify Inc Class A (a)	664	115,449
TOTAL INFORMATION TECHNOLOGY		217,760

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	182	9,910
Metals & Mining - 0.0%
Franco-Nevada Corp (United States)	38	7,092
OR Royalties Inc	145	4,652
		11,744
TOTAL MATERIALS		21,654

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	7,817
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	510	23,108
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	52	2,250
TOTAL UTILITIES		25,358

TOTAL CANADA		546,733
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	963	15,490
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	886	71,968
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	501	24,779
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	632	19,737
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	6	14,862
LVMH Moet Hennessy Louis Vuitton SE	25	17,671
		32,533
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	167	41,177
TOTAL FRANCE		73,710
GERMANY - 0.2%
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	298	77,483
INDIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	62	4,959
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	322	21,349
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	680	24,630
TOTAL INDIA		50,938
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.1%
Wix.com Ltd (a)	282	41,042
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	72	24,814
Software - 0.0%
Cellebrite DI Ltd (a)	842	14,365
TOTAL ISRAEL		80,221
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	686	4,771
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	341	29,084
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	806	24,115
TOTAL JAPAN		53,199
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	179	24,845
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	20	16,370
Merus NV (a)	350	33,201
		49,571
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	19	20,125
NXP Semiconductors NV	466	97,450
		117,575
TOTAL NETHERLANDS		167,146
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,083	8,566
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	903	17,600
Financial Services - 0.0%
EVERTEC Inc	179	5,096
TOTAL FINANCIALS		22,696

TOTAL PUERTO RICO		31,262
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(c)	144	4,483
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	14	1,374
Taiwan Semiconductor Manufacturing Co Ltd ADR	598	179,657

TOTAL TAIWAN		181,031
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	138	60,799
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	210	48,844
Flutter Entertainment PLC (United Kingdom) (a)	46	10,596
		59,440
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	727	16,722
Diageo PLC ADR	43	3,960
		20,682
Personal Care Products - 0.1%
Unilever PLC ADR	712	42,855
TOTAL CONSUMER STAPLES		63,537

Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	817	33,783
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	341	19,734
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	954	78,610
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	219	14,892
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	3,028	45,402
TOTAL UNITED KINGDOM		315,398
UNITED STATES - 94.4%
Communication Services - 8.4%
Diversified Telecommunication Services - 0.3%
AT&T Inc	1,823	45,119
Iridium Communications Inc	103	1,972
Verizon Communications Inc	2,419	96,132
		143,223
Entertainment - 1.7%
Cinemark Holdings Inc	594	16,044
Electronic Arts Inc	280	56,017
IMAX Corp (a)	675	21,931
Liberty Media Corp-Liberty Live Class A (a)	11	965
Netflix Inc (a)	366	409,503
Spotify Technology SA (a)	76	49,804
Take-Two Interactive Software Inc (a)	181	46,403
Vivid Seats Inc Class A (a)	88	1,092
Walt Disney Co/The	1,597	179,854
Warner Bros Discovery Inc (a)	2,385	53,543
		835,156
Interactive Media & Services - 6.1%
Alphabet Inc Class A	2,500	702,975
Alphabet Inc Class C	7,230	2,037,559
IAC Inc Class A (a)	757	24,391
Match Group Inc	684	22,120
Pinterest Inc Class A (a)	1,039	34,391
Reddit Inc Class A (a)	211	44,088
Snap Inc Class A (a)	10,381	80,972
ZoomInfo Technologies Inc (a)	3,491	39,169
		2,985,665
Media - 0.3%
Comcast Corp Class A	5,232	145,633
DoubleVerify Holdings Inc (a)	462	5,258
Fox Corp Class B	54	3,153
Magnite Inc (a)	444	7,939
		161,983
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	469	4,268
TOTAL COMMUNICATION SERVICES		4,130,295

Consumer Discretionary - 9.3%
Automobile Components - 0.1%
LCI Industries	137	14,178
Modine Manufacturing Co (a)	185	28,344
		42,522
Automobiles - 1.3%
Harley-Davidson Inc	361	9,740
Lucid Group Inc (a)	113	2,006
Rivian Automotive Inc Class A (a)	2,223	30,166
Tesla Inc (a)	1,279	583,940
Thor Industries Inc	58	6,052
		631,904
Broadline Retail - 3.8%
Amazon.com Inc (a)	7,455	1,820,661
Dillard's Inc Class A	4	2,400
eBay Inc	394	32,036
Macy's Inc	392	7,640
		1,862,737
Distributors - 0.1%
Genuine Parts Co	176	22,407
LKQ Corp	267	8,533
		30,940
Diversified Consumer Services - 0.3%
ADT Inc	974	8,610
Bright Horizons Family Solutions Inc (a)	75	8,192
Duolingo Inc Class A (a)	37	10,014
Grand Canyon Education Inc (a)	106	19,960
H&R Block Inc	924	45,960
Laureate Education Inc (a)	1,796	52,138
Service Corp International/US	89	7,432
		152,306
Hotels, Restaurants & Leisure - 0.9%
Aramark	214	8,106
Booking Holdings Inc	19	96,477
Chipotle Mexican Grill Inc (a)	1,133	35,905
DoorDash Inc Class A (a)	196	49,857
Hilton Worldwide Holdings Inc	30	7,709
Las Vegas Sands Corp	529	31,396
Light & Wonder Inc Class A (a)	61	4,435
McDonald's Corp	262	78,189
Royal Caribbean Cruises Ltd	127	36,427
Starbucks Corp	1,349	109,094
Wingstop Inc	10	2,165
		459,760
Household Durables - 0.5%
Champion Homes Inc (a)	293	19,991
Green Brick Partners Inc (a)	172	11,135
Installed Building Products Inc	72	17,873
Lennar Corp Class A	100	12,377
Lennar Corp Class B	94	11,097
Lovesac Co/The (a)	92	1,276
Meritage Homes Corp	208	14,052
Newell Brands Inc	1,455	4,947
PulteGroup Inc	32	3,836
SharkNinja Inc (a)	842	71,992
Somnigroup International Inc	576	45,700
Taylor Morrison Home Corp (a)	175	10,372
Toll Brothers Inc	180	24,291
TopBuild Corp (a)	26	10,984
Whirlpool Corp	115	8,237
		268,160
Leisure Products - 0.1%
Acushnet Holdings Corp	46	3,557
Brunswick Corp/DE	193	12,760
Hasbro Inc	63	4,808
Latham Group Inc (a)	1,213	8,794
Peloton Interactive Inc Class A (a)	1,162	8,436
YETI Holdings Inc (a)	53	1,801
		40,156
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (a)	153	11,100
Academy Sports & Outdoors Inc	500	23,945
America's Car-Mart Inc/TX (a)	158	3,514
Best Buy Co Inc	340	27,928
Camping World Holdings Inc Class A	605	7,962
Dick's Sporting Goods Inc	3	664
Five Below Inc (a)	146	22,961
GameStop Corp Class A (a)	229	5,104
GameStop Corp warrants 10/30/2026 (a)	22	66
Gap Inc/The	217	4,958
Group 1 Automotive Inc	22	8,746
Home Depot Inc/The	532	201,942
Lithia Motors Inc Class A	18	5,653
Lowe's Cos Inc	1,053	250,752
Murphy USA Inc	122	43,700
O'Reilly Automotive Inc (a)	142	13,410
Restoration Hardware Inc (a)	144	24,839
Ross Stores Inc	228	36,234
Signet Jewelers Ltd	144	14,234
TJX Cos Inc/The	372	52,132
Tractor Supply Co	837	45,290
Ulta Beauty Inc (a)	62	32,233
Williams-Sonoma Inc	217	42,172
		879,539
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	48	2,382
Crocs Inc (a)	148	12,090
Deckers Outdoor Corp (a)	649	52,894
Kontoor Brands Inc	86	6,959
Lululemon Athletica Inc (a)	173	29,503
PVH Corp	95	7,441
Samsonite Group SA (b)(c)	2,743	5,736
Steven Madden Ltd	814	27,603
Tapestry Inc	329	36,131
		180,739
TOTAL CONSUMER DISCRETIONARY		4,548,763

Consumer Staples - 4.1%
Beverages - 1.1%
Brown-Forman Corp Class B	808	22,002
Coca-Cola Co/The	3,601	248,109
Keurig Dr Pepper Inc	4,481	121,704
Molson Coors Beverage Co Class B	726	31,741
PepsiCo Inc	507	74,068
Primo Brands Corp Class A	540	11,863
Vita Coco Co Inc/The (a)	461	18,984
		528,471
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (a)	238	21,006
Casey's General Stores Inc	33	16,935
Costco Wholesale Corp	74	67,447
Dollar General Corp	343	33,840
Dollar Tree Inc (a)	409	40,540
Grocery Outlet Holding Corp (a)	624	8,493
Kroger Co/The	337	21,443
Maplebear Inc (a)	68	2,506
Performance Food Group Co (a)	133	12,866
Sprouts Farmers Market Inc (a)	50	3,948
Target Corp	894	82,893
US Foods Holding Corp (a)	921	66,883
Walmart Inc	1,919	194,165
		572,965
Food Products - 0.7%
Archer-Daniels-Midland Co	425	25,725
Bunge Global SA	180	17,028
Darling Ingredients Inc (a)	393	12,596
Freshpet Inc (a)	118	5,807
General Mills Inc	2,094	97,601
Kellanova	1,032	85,718
Kraft Heinz Co/The	2,463	60,910
McCormick & Co Inc/MD	499	32,016
Simply Good Foods Co/The (a)	567	11,096
Smithfield Foods Inc	302	6,692
TreeHouse Foods Inc (a)	346	6,297
		361,486
Household Products - 1.1%
Church & Dwight Co Inc	376	32,971
Clorox Co/The	246	27,665
Colgate-Palmolive Co	894	68,883
Kimberly-Clark Corp	741	88,705
Procter & Gamble Co/The	2,149	323,146
		541,370
Personal Care Products - 0.0%
Coty Inc Class A (a)	1,262	5,009
Estee Lauder Cos Inc/The Class A	95	9,186
		14,195
TOTAL CONSUMER STAPLES		2,018,487

Energy - 3.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	2,549	123,397
Cactus Inc Class A	588	25,972
Kodiak Gas Services Inc	378	13,940
SLB Ltd	2,078	74,933
Solaris Energy Infrastructure Inc Class A	521	27,733
Weatherford International PLC	264	19,454
		285,429
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp (a)	233	7,202
Cheniere Energy Inc	538	114,056
ConocoPhillips	552	49,051
DT Midstream Inc	206	22,555
Exxon Mobil Corp	6,396	731,447
Gulfport Energy Corp (a)	106	19,717
ONEOK Inc	2,381	159,527
Phillips 66	248	33,763
Shell PLC ADR	2,888	216,369
Targa Resources Corp	285	43,901
Uranium Energy Corp (a)	1,505	22,771
Valero Energy Corp	222	37,642
Williams Cos Inc/The	2,353	136,168
		1,594,169
TOTAL ENERGY		1,879,598

Financials - 13.3%
Banks - 5.4%
Bank of America Corp	10,428	557,377
Bank OZK	112	5,039
BOK Financial Corp	107	11,190
Byline Bancorp Inc	337	9,011
Camden National Corp	462	17,625
Citigroup Inc	1,058	107,101
Comerica Inc	53	4,055
Connectone Bancorp Inc	506	12,174
Cullen/Frost Bankers Inc	52	6,403
CVB Financial Corp	1,031	18,939
East West Bancorp Inc	185	18,796
Eastern Bankshares Inc	1,061	18,599
First Bancorp/Southern Pines NC	338	16,407
First Hawaiian Inc	390	9,567
First Horizon Corp	291	6,216
First Interstate BancSystem Inc Class A	925	28,906
FNB Corp/PA	1,133	17,811
Glacier Bancorp Inc	183	7,476
Hancock Whitney Corp	126	7,196
Huntington Bancshares Inc/OH	1,338	20,659
Independent Bank Corp/MI	603	18,223
JPMorgan Chase & Co	1,735	539,793
M&T Bank Corp	414	76,122
Metropolitan Bank Holding Corp	40	2,651
Pathward Financial Inc	125	8,508
Pinnacle Financial Partners Inc	61	5,198
PNC Financial Services Group Inc/The	1,323	241,514
SOUTHSTATE BANK CORP	128	11,347
Synovus Financial Corp	367	16,383
TriCo Bancshares	32	1,415
United Community Banks Inc/GA	211	6,161
Univest Financial Corp	62	1,820
US Bancorp	3,075	143,541
Webster Financial Corp	477	27,208
Wells Fargo & Co	6,560	570,523
Western Alliance Bancorp	398	30,785
Wintrust Financial Corp	187	24,314
		2,626,053
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	1,735	187,259
Blackrock Inc	56	60,637
Cboe Global Markets Inc	201	49,374
Coinbase Global Inc Class A (a)	94	32,315
FactSet Research Systems Inc	38	10,138
Goldman Sachs Group Inc/The	254	200,500
Intercontinental Exchange Inc	557	81,484
Invesco Ltd	403	9,551
Janus Henderson Group PLC	393	17,119
KKR & Co Inc Class A	391	46,267
Lazard Inc	142	6,930
Moody's Corp	150	72,045
Morgan Stanley	1,203	197,292
Nasdaq Inc	525	44,882
Northern Trust Corp	695	89,426
Piper Sandler Cos	81	25,860
PJT Partners Inc Class A	108	17,400
Raymond James Financial Inc	275	43,634
S&P Global Inc	301	146,650
State Street Corp	503	58,177
StepStone Group Inc Class A	278	16,925
Stifel Financial Corp	158	18,712
WisdomTree Inc	1,344	16,074
		1,448,651
Consumer Finance - 0.8%
American Express Co	550	198,402
Capital One Financial Corp	629	138,374
OneMain Holdings Inc	101	5,977
SLM Corp	283	7,599
Synchrony Financial	392	29,157
		379,509
Financial Services - 2.0%
Affirm Holdings Inc Class A (a)	323	23,217
Apollo Global Management Inc	49	6,091
Equitable Holdings Inc	431	21,291
Fidelity National Information Services Inc	469	29,322
HA Sustainable Infrastructure Capital Inc	462	12,802
Mastercard Inc Class A	651	359,345
MGIC Investment Corp	261	7,157
PayPal Holdings Inc (a)	731	50,636
PennyMac Financial Services Inc	108	13,587
Rocket Cos Inc Class A	975	16,244
Sycamore Partners LLC rights (a)(d)	992	526
Toast Inc Class A (a)	63	2,277
Visa Inc Class A	1,153	392,873
Voya Financial Inc	74	5,510
Walker & Dunlop Inc	167	13,347
WEX Inc (a)	45	6,565
		960,790
Insurance - 2.1%
AFLAC Inc	399	42,769
Allstate Corp/The	203	38,879
Aon PLC	11	3,747
Arch Capital Group Ltd	276	23,822
Axis Capital Holdings Ltd	50	4,683
Baldwin Insurance Group Inc/The Class A (a)	280	6,188
Brown & Brown Inc	119	9,489
CNA Financial Corp	183	8,153
Fidelity National Financial Inc/US	219	12,098
First American Financial Corp	105	6,564
Genworth Financial Inc Class A (a)	761	6,423
Hartford Insurance Group Inc/The	1,033	128,278
Kinsale Capital Group Inc	9	3,594
Lincoln National Corp	176	7,392
Markel Group Inc (a)	13	25,669
Marsh & McLennan Cos Inc	445	79,277
MetLife Inc	931	74,312
Primerica Inc	54	14,033
Progressive Corp/The	296	60,976
Prudential Financial Inc	1,126	117,104
Reinsurance Group of America Inc	29	5,291
Selective Insurance Group Inc	220	16,575
Travelers Companies Inc/The	790	212,210
Unum Group	210	15,418
White Mountains Insurance Group Ltd	6	11,427
Willis Towers Watson PLC	240	75,144
		1,009,515
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	1,717	17,170
Annaly Capital Management Inc	1,404	29,723
		46,893
TOTAL FINANCIALS		6,471,411

Health Care - 8.4%
Biotechnology - 1.8%
AbbVie Inc	696	151,756
Alkermes PLC (a)	376	11,543
Alnylam Pharmaceuticals Inc (a)	152	69,318
Arcellx Inc (a)	283	25,541
Astria Therapeutics Inc (a)	916	11,569
Blueprint Medicines Corp rights (a)(d)	93	0
Celldex Therapeutics Inc (a)	629	16,813
Cogent Biosciences Inc (a)	494	8,052
Cytokinetics Inc (a)	362	23,020
Day One Biopharmaceuticals Inc (a)	869	6,465
Exact Sciences Corp (a)	389	25,164
Gilead Sciences Inc	2,254	270,007
Immunovant Inc (a)	572	14,117
Insmed Inc (a)	117	22,183
Madrigal Pharmaceuticals Inc (a)	41	17,175
Mirati Therapeutics Inc rights (a)(d)	26	0
Moderna Inc (a)	81	2,200
Nuvalent Inc Class A (a)	30	2,980
Perspective Therapeutics Inc (a)	1,323	3,612
PTC Therapeutics Inc (a)	117	7,992
Regeneron Pharmaceuticals Inc	48	31,286
Soleno Therapeutics Inc (a)	116	7,791
Spyre Therapeutics Inc (a)	93	2,275
Stoke Therapeutics Inc (a)	841	25,264
Vaxcyte Inc (a)	566	25,628
Vericel Corp (a)	92	3,226
Vertex Pharmaceuticals Inc (a)	137	58,303
Viking Therapeutics Inc (a)	255	9,710
Viridian Therapeutics Inc (a)	169	3,993
		856,983
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	183	22,622
Baxter International Inc	484	8,939
Boston Scientific Corp (a)	1,623	163,469
Edwards Lifesciences Corp (a)	953	78,575
Globus Medical Inc Class A (a)	91	5,495
ICU Medical Inc (a)	120	14,411
IDEXX Laboratories Inc (a)	94	59,174
Inspire Medical Systems Inc (a)	71	5,118
Insulet Corp (a)	107	33,492
Intuitive Surgical Inc (a)	134	71,594
iRhythm Technologies Inc (a)	111	20,790
Masimo Corp (a)	174	24,473
Merit Medical Systems Inc (a)	235	20,572
Penumbra Inc (a)	35	7,958
PROCEPT BioRobotics Corp (a)	61	2,075
STERIS PLC	270	63,639
Stryker Corp	140	49,874
Zimmer Biomet Holdings Inc	237	23,833
		676,103
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (a)	83	1,784
Cardinal Health Inc	813	155,096
Cencora Inc	249	84,115
Cigna Group/The	670	163,755
CVS Health Corp	1,148	89,716
Elevance Health Inc	207	65,660
Encompass Health Corp	76	8,653
Ensign Group Inc/The	193	34,759
HCA Healthcare Inc	64	29,420
HealthEquity Inc (a)	220	20,808
Humana Inc	192	53,412
Labcorp Holdings Inc	84	21,333
LifeStance Health Group Inc (a)	1,098	5,380
McKesson Corp	125	101,418
Privia Health Group Inc (a)	176	4,277
Progyny Inc (a)	528	9,879
Quest Diagnostics Inc	159	27,976
Surgery Partners Inc (a)	418	9,167
Tenet Healthcare Corp (a)	19	3,923
UnitedHealth Group Inc	558	190,590
		1,081,121
Health Care Technology - 0.0%
Doximity Inc Class A (a)	31	2,045
Veeva Systems Inc Class A (a)	105	30,576
Waystar Holding Corp (a)	135	4,840
		37,461
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	234	34,248
Bruker Corp	594	23,130
Danaher Corp	435	93,691
IQVIA Holdings Inc (a)	231	50,003
Mettler-Toledo International Inc (a)	23	32,575
Repligen Corp (a)	39	5,813
Revvity Inc	350	32,757
Thermo Fisher Scientific Inc	88	49,930
Waters Corp (a)	64	22,374
West Pharmaceutical Services Inc	118	33,284
		377,805
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co	1,048	48,281
Crinetics Pharmaceuticals Inc (a)	323	14,051
Elanco Animal Health Inc (a)	2,726	60,381
Eli Lilly & Co	575	496,145
Enliven Therapeutics Inc (a)	413	9,672
GSK PLC ADR	2,757	129,193
Haleon PLC ADR	3,190	29,571
Jazz Pharmaceuticals PLC (a)	24	3,303
Merck & Co Inc	2,043	175,657
Organon & Co	416	2,808
Perrigo Co PLC	67	1,390
Prestige Consumer Healthcare Inc (a)	63	3,818
Royalty Pharma PLC Class A	725	27,217
Viatris Inc	534	5,532
Zoetis Inc Class A	633	91,209
		1,098,228
TOTAL HEALTH CARE		4,127,701

Industrials - 10.0%
Aerospace & Defense - 2.7%
ATI Inc (a)	105	10,392
Axon Enterprise Inc (a)	78	57,114
Carpenter Technology Corp	231	72,973
Curtiss-Wright Corp	31	18,468
GE Aerospace	1,476	456,010
Howmet Aerospace Inc	339	69,817
Karman Holdings Inc (a)	245	20,639
Kratos Defense & Security Solutions Inc (a)	570	51,642
L3Harris Technologies Inc	319	92,223
Leonardo DRS Inc	385	14,076
Lockheed Martin Corp	39	19,183
Northrop Grumman Corp	188	109,689
Rocket Lab Corp	652	41,063
RTX Corp	845	150,833
Spirit AeroSystems Holdings Inc Class A (a)	797	29,242
Textron Inc	126	10,182
V2X Inc (a)	272	15,528
VSE Corp	160	28,909
Woodward Inc	38	9,959
		1,277,942
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	537	82,693
Expeditors International of Washington Inc	589	71,799
FedEx Corp	53	13,452
GXO Logistics Inc (a)	96	5,396
		173,340
Building Products - 0.6%
AAON Inc	82	8,068
Advanced Drainage Systems Inc	36	5,041
AZZ Inc	234	23,365
Builders FirstSource Inc (a)	118	13,708
Carrier Global Corp	412	24,510
Johnson Controls International plc	481	55,022
Lennox International Inc	23	11,615
Simpson Manufacturing Co Inc	39	6,884
Tecnoglass Inc	257	15,325
Trane Technologies PLC	277	124,276
UFP Industries Inc	100	9,213
		297,027
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (a)	903	8,190
Brady Corp Class A	120	9,109
BrightView Holdings Inc (a)	919	11,322
HNI Corp	84	3,437
Veralto Corp	686	67,695
Vestis Corp	811	4,258
		104,011
Construction & Engineering - 0.5%
Centuri Holdings Inc (a)	174	3,513
Comfort Systems USA Inc	31	29,933
EMCOR Group Inc	57	38,519
Granite Construction Inc	76	7,821
IES Holdings Inc (a)	160	62,701
Limbach Holdings Inc (a)	121	11,432
MasTec Inc (a)	29	5,921
Primoris Services Corp	131	18,539
Sterling Infrastructure Inc (a)	163	61,598
Valmont Industries Inc	18	7,442
		247,419
Electrical Equipment - 1.2%
Acuity Inc	29	10,586
Eaton Corp PLC	112	42,735
Emerson Electric Co	143	19,959
GE Vernova Inc	638	373,319
Hubbell Inc	92	43,240
NEXTracker Inc Class A (a)	408	41,298
nVent Electric PLC	104	11,892
Regal Rexnord Corp	138	19,443
Thermon Group Holdings Inc (a)	241	6,924
Vertiv Holdings Co Class A	164	31,629
		601,025
Ground Transportation - 0.8%
ArcBest Corp	43	3,196
CSX Corp	1,656	59,649
JB Hunt Transport Services Inc	137	23,134
Landstar System Inc	59	7,577
Norfolk Southern Corp	80	22,670
Ryder System Inc	101	17,092
Saia Inc (a)	21	6,143
Schneider National Inc Class B	123	2,629
U-Haul Holding Co (a)	83	4,412
U-Haul Holding Co Class N	116	5,625
Uber Technologies Inc (a)	1,280	123,520
Union Pacific Corp	509	112,168
		387,815
Industrial Conglomerates - 0.2%
Honeywell International Inc	556	111,939
Machinery - 2.0%
Atmus Filtration Technologies Inc	289	13,144
Caterpillar Inc	279	161,056
CNH Industrial NV Class A	3,191	33,474
Crane Co	37	7,030
Cummins Inc	432	189,078
Deere & Co	297	137,104
Dover Corp	34	6,170
Federal Signal Corp	75	8,852
Fortive Corp	393	19,784
Gates Industrial Corp PLC (a)	752	16,604
Kadant Inc	7	1,936
Oshkosh Corp	70	8,630
PACCAR Inc	62	6,100
Parker-Hannifin Corp	80	61,826
Pentair PLC	1,229	130,704
REV Group Inc	558	28,609
SPX Technologies Inc (a)	91	20,374
Terex Corp	620	28,532
Wabash National Corp	1,181	9,472
Westinghouse Air Brake Technologies Corp	111	22,693
Xylem Inc/NY	410	61,849
		973,021
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	381	15,898
Delta Air Lines 1991 Series J Pass Through Trust	449	25,764
		41,662
Professional Services - 0.7%
Automatic Data Processing Inc	447	116,354
Broadridge Financial Solutions Inc	264	58,186
Clarivate PLC (a)	1,047	3,559
CRA International Inc	116	22,097
ExlService Holdings Inc (a)	486	19,003
First Advantage Corp (a)	459	5,797
Jacobs Solutions Inc	476	74,166
KBR Inc	177	7,583
Leidos Holdings Inc	92	17,523
Maximus Inc	90	7,481
Parsons Corp (a)	58	4,822
Paychex Inc	101	11,820
TransUnion	218	17,697
		366,088
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	152	9,707
Applied Industrial Technologies Inc	20	5,142
Ferguson Enterprises Inc	307	76,290
FTAI Aviation Ltd	357	61,725
Herc Holdings Inc	243	34,518
United Rentals Inc	35	30,491
Wesco International Inc	38	9,862
WW Grainger Inc	84	82,236
Xometry Inc Class A (a)	123	5,989
		315,960
TOTAL INDUSTRIALS		4,897,249

Information Technology - 32.2%
Communications Equipment - 1.1%
Arista Networks Inc	536	84,522
Ciena Corp (a)	245	46,530
Cisco Systems Inc	3,642	266,268
F5 Inc (a)	68	17,207
Lumentum Holdings Inc (a)	375	75,585
Motorola Solutions Inc	147	59,786
		549,898
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	194	39,330
Avnet Inc	100	4,845
Belden Inc	220	26,807
Coherent Corp (a)	193	25,468
Crane NXT Co	192	12,144
ePlus Inc	106	7,755
Flex Ltd (a)	210	13,129
Insight Enterprises Inc (a)	86	8,600
Keysight Technologies Inc (a)	122	22,321
Mirion Technologies Inc Class A (a)	656	19,267
OSI Systems Inc (a)	60	16,708
Sanmina Corp (a)	260	35,633
TD SYNNEX Corp	52	8,137
TTM Technologies Inc (a)	397	26,678
		266,822
IT Services - 2.1%
Accenture PLC Class A	438	109,544
Akamai Technologies Inc (a)	951	71,420
Amdocs Ltd	427	35,979
Cloudflare Inc Class A (a)	543	137,542
Cognizant Technology Solutions Corp Class A	180	13,118
DXC Technology Co (a)	391	5,552
Gartner Inc (a)	110	27,317
Globant SA (a)	27	1,663
GoDaddy Inc Class A (a)	767	102,111
IBM Corporation	643	197,665
Kyndryl Holdings Inc (a)	111	3,210
MongoDB Inc Class A (a)	313	112,624
Okta Inc Class A (a)	645	59,037
Twilio Inc Class A (a)	906	122,201
VeriSign Inc	211	50,598
		1,049,581
Semiconductors & Semiconductor Equipment - 13.9%
Advanced Micro Devices Inc (a)	760	194,651
Analog Devices Inc	494	115,660
Applied Materials Inc	858	200,000
Astera Labs Inc (a)	475	88,673
Broadcom Inc	2,815	1,040,509
Cirrus Logic Inc (a)	141	18,704
Credo Technology Group Holding Ltd (a)	137	25,704
Diodes Inc (a)	108	5,763
First Solar Inc (a)	249	66,468
GlobalFoundries Inc (a)	49	1,744
Intel Corp (a)	2,490	99,575
Lam Research Corp	724	114,001
Lattice Semiconductor Corp (a)	64	4,669
MACOM Technology Solutions Holdings Inc (a)	204	30,219
Marvell Technology Inc	3,556	333,339
Micron Technology Inc	1,031	230,707
Monolithic Power Systems Inc	55	55,275
NVIDIA Corp	19,413	3,930,939
Onto Innovation Inc (a)	140	18,894
QUALCOMM Inc	472	85,385
Texas Instruments Inc	624	100,751
		6,761,630
Software - 9.4%
Adobe Inc (a)	288	98,009
Agilysys Inc (a)	156	19,572
Appfolio Inc Class A (a)	19	4,834
AppLovin Corp Class A (a)	348	221,791
Atlassian Corp Class A (a)	205	34,731
Autodesk Inc (a)	407	122,645
BILL Holdings Inc (a)	71	3,526
Cadence Design Systems Inc (a)	128	43,352
Ccc Intelligent Solutions Holdings Inc Class A (a)	706	6,156
Commvault Systems Inc (a)	168	23,389
Crowdstrike Holdings Inc Class A (a)	20	10,860
Dropbox Inc Class A (a)	132	3,828
Dynatrace Inc (a)	641	32,415
Elastic NV (a)	59	5,264
Fair Isaac Corp (a)	17	28,212
Gen Digital Inc	2,151	56,700
Gitlab Inc Class A (a)	68	3,315
Guidewire Software Inc (a)	72	16,822
HubSpot Inc (a)	62	30,499
Informatica Inc Class A (a)	356	8,854
Intapp Inc (a)	126	4,836
Intuit Inc	180	120,159
Microsoft Corp	4,603	2,383,480
nCino Inc (a)	381	10,165
Nutanix Inc Class A (a)	383	27,285
Oracle Corp	881	231,360
Palantir Technologies Inc Class A (a)	762	152,758
Palo Alto Networks Inc (a)	556	122,453
PAR Technology Corp (a)	279	9,860
Pegasystems Inc	118	7,511
Procore Technologies Inc (a)	93	6,865
Progress Software Corp (a)	184	7,846
PTC Inc (a)	183	36,333
Salesforce Inc	878	228,640
SentinelOne Inc Class A (a)	253	4,516
Servicenow Inc (a)	226	207,757
SPS Commerce Inc (a)	133	10,938
Strategy Inc Class A (a)	146	39,348
Synopsys Inc (a)	136	61,720
Varonis Systems Inc (a)	360	12,683
Workday Inc Class A (a)	130	31,190
Workiva Inc Class A (a)	218	18,532
Zscaler Inc (a)	92	30,465
		4,541,474
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	8,604	2,326,264
Hewlett Packard Enterprise Co	1,442	35,214
HP Inc	335	9,269
NetApp Inc	324	38,161
Western Digital Corp	659	98,988
		2,507,896
TOTAL INFORMATION TECHNOLOGY		15,677,301

Materials - 1.7%
Chemicals - 0.7%
Corteva Inc	540	33,178
Ecolab Inc	559	143,328
Element Solutions Inc	615	16,433
FMC Corp	141	2,138
Linde PLC	122	51,033
Minerals Technologies Inc	68	3,858
Mosaic Co/The	1,297	35,603
PPG Industries Inc	346	33,822
Sherwin-Williams Co/The	33	11,383
Solstice Advanced Materials Inc	139	6,265
		337,041
Construction Materials - 0.5%
CRH PLC	1,555	185,201
James Hardie Industries PLC (a)	112	2,344
Martin Marietta Materials Inc	54	33,107
		220,652
Containers & Packaging - 0.1%
AptarGroup Inc	49	5,684
Ball Corp	548	25,756
Crown Holdings Inc	509	49,465
Graphic Packaging Holding CO	601	9,610
International Paper Co	252	9,737
		100,252
Metals & Mining - 0.4%
Commercial Metals Co	158	9,379
Constellium SE (a)	315	4,955
Newmont Corp	1,421	115,058
Nucor Corp	132	19,807
Royal Gold Inc	31	5,418
Steel Dynamics Inc	136	21,325
		175,942
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	212	18,467
TOTAL MATERIALS		852,354

Real Estate - 1.8%
Health Care REITs - 0.4%
CareTrust REIT Inc	546	18,919
Medical Properties Trust Inc	583	3,014
Omega Healthcare Investors Inc	54	2,270
Sabra Health Care REIT Inc	623	11,102
Welltower Inc	977	176,876
		212,181
Hotel & Resort REITs - 0.0%
Park Hotels & Resorts Inc	557	5,731
Industrial REITs - 0.1%
Prologis Inc	298	36,979
Office REITs - 0.0%
Douglas Emmett Inc	299	3,869
Kilroy Realty Corp	286	12,084
		15,953
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	373	56,856
Compass Inc Class A (a)	2,286	17,625
Cushman & Wakefield PLC (a)	1,613	25,324
Howard Hughes Holdings Inc (a)	62	4,915
Jones Lang LaSalle Inc (a)	39	11,899
Zillow Group Inc Class C (a)	66	4,949
		121,568
Retail REITs - 0.0%
Tanger Inc	357	11,624
Urban Edge Properties	192	3,692
		15,316
Specialized REITs - 1.1%
American Tower Corp	555	99,334
Crown Castle Inc	1,034	93,287
Digital Realty Trust Inc	699	119,117
Equinix Inc	144	121,825
Iron Mountain Inc	187	19,252
Outfront Media Inc	974	17,230
SBA Communications Corp Class A	50	9,574
		479,619
TOTAL REAL ESTATE		887,347

Utilities - 1.4%
Electric Utilities - 0.9%
Constellation Energy Corp	158	59,566
Eversource Energy	1,252	92,410
Exelon Corp	2,202	101,556
NextEra Energy Inc	1,438	117,054
PG&E Corp	1,182	18,865
		389,451
Gas Utilities - 0.1%
New Jersey Resources Corp	202	8,948
Southwest Gas Holdings Inc	214	17,013
UGI Corp	634	21,195
		47,156
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	93	2,969
Multi-Utilities - 0.4%
Dominion Energy Inc	531	31,164
NiSource Inc	2,019	85,021
Public Service Enterprise Group Inc	872	70,248
Sempra	315	28,961
		215,394
Water Utilities - 0.0%
Essential Utilities Inc	582	22,715
TOTAL UTILITIES		677,685

TOTAL UNITED STATES		46,168,191
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	4,906	101,859
TOTAL COMMON STOCKS (Cost $37,077,125)		48,251,648

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd (Cost $18,528)	501	29,584

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,575,209)	4.18	2,574,694	2,575,209

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $39,670,862)	50,856,441
NET OTHER ASSETS (LIABILITIES) - (4.0)% (e)	(1,970,378)
NET ASSETS - 100.0%	48,886,063

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,568 or 0.1% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,219 or 0.0% of net assets.

(d)	Level 3 security.
(e)	Includes $127,789 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,063,042	14,525,711	13,013,522	50,656	(22)	-	2,575,209	2,574,694	0.0%
Total	1,063,042	14,525,711	13,013,522	50,656	(22)	-	2,575,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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